Stockholders' Equity (Narrative) (Details) (USD $)	May 29, 2011	Dec. 17, 2010	May 16, 2005
Stockholders' Equity
Additional repurchase of stock authorized, shares		25,000,000
Repurchase of stock authorized, shares		162,400,000
Right to purchase Series A Participating Cumulative Preferred Stock			0.001
Participating cumulative preferred stock at purchase price			$ 120
Rights are exercisable and not transferable to common stock			15.00%
Percentage of acquisition for tender offer of common stock			15.00%
Common stock of value equal to number of times the exercise price	2
Rights are redeemed and expired			May 25, 2015